Expense Example, No Redemption (Vanguard Long-Term Investment-Grade Fund Participant:)	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154